Investments in equity accounted investees	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Investments in equity accounted investees
19.	Investments in equity accounted investees:

(a)	Associates:
The Company has no material associates as at March 31, 2022. The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below.

	As at March 31,
	2022		2022		2021

	(In millions)
Carrying amount of the Company’s interest in associates	US$	153.0	Rs.	11,598.1	Rs.	10,230.7

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Company’s share of profit/(loss) in associates *	US$	17.3	Rs.	1,314.0	Rs.	(164.1)	Rs.	163.2
Company’s share of other comprehensive income in associates		0.7		51.4		48.9		(33.7)
Company’s share of total comprehensive income in associates	US$	18.0	Rs.	1,365.4	Rs.	(115.2)	Rs.	129.5

(i)
Fair value of investment in an equity accounted associate for which published price quotation is available, which is a level 1 input, was Rs. 2,830.7 million and Rs. 1,241.0 million as at March 31, 2022 and 2021, respectively. The carrying amount as at March 31, 2022 and 2021, was Rs. 1,407.2 million and Rs. 1,382.5 million, respectively.

(b)	Joint ventures:

(i)	Details of the Company’s material joint venture as at March 31, 2022 are as follows:

	Principal activity	Principal place of the business	% holding as at March 31,
Name of joint venture			2022	2021
Chery Jaguar Land Rover Automotive Co. Limited (Chery)	Manufacture and assembly of vehicles	China	50%	50%
Chery is a limited liability company, whose legal form confers separation between the parties to the joint arrangement. There is no contractual arrangement or any other facts and circumstances that indicate that the parties to the joint venture have rights to the assets and obligations for the liabilities of the joint arrangement. Accordingly, Chery is classified as a joint venture. Chery is not publicly listed.
The following tables sets out the summarised financial information of Chery after adjusting for material differences in accounting policies:

	As at March 31,
	2022		2022		2021

	(In millions)
Current assets	US$	825.1	Rs.	62,539.3	Rs.	57,187.6
Non-current assets		1,892.4		143,432.4		145,811.8
Current liabilities		(1,810.5)		(137,225.3)		(137,502.0)
Non-current liabilities		(55.6)		(4,216.6)		(1,157.3)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents		512.9		38,874.2		32,497.0
Current financial liabilities (excluding trade and other payables and provisions)		(586.0)		(44,411.1)		(50,495.7)
Other consolidation adjustments		(6.2)		(468.2)		(493.3)
Non-current financial liabilities (excluding trade and other payables and provisions)		(50.7)		(3,845.0)		(391.8)
Share of net assets of material joint venture		425.7		32,264.9		32,170.1
Carrying amount of the Company’s interest in joint venture	US$	419.5	Rs.	31,796.7	Rs.	31,676.8

F-
39

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Revenue	US$	2,241.4	Rs.	169,884.5	Rs.	180,580.0	Rs.	116,090.2
Net income/(loss)		(48.8)		(3,695.9)		(8,220.9)		(20,054.0)
Total comprehensive income for the year		(48.8)		(3,695.9)		(8,220.9)		(20,054.0)
The above net income includes the following:
Depreciation and amortization		243.1		18,423.7		19,898.1		18,047.3
Interest income		(6.7)		(508.9)		(720.8)		(1,223.7)
Interest expense (net)		22.8		1,730.4		2,030.8		2,223.4
Income tax credit/(expenses)	US$	26.9	Rs.	2,035.8	Rs.	3,060.7	Rs.	5,053.6
Reconciliation of above summarized financial information to the carrying amount of the interest in the joint venture recognized in the consolidated financial statements:

	As at March 31,
	2022		2022		2021

	(In millions)
Net assets of the joint venture	US$	851.4	Rs.	64,529.8	Rs.	64,340.1
Proportion of the Company’s interest in joint venture		425.7		32,264.9		32,170.1
Other consolidation adjustments		(6.2)		(468.2)		(493.3)

Carrying amount of the Company’s interest in joint venture	US$	419.5	Rs.	31,796.7	Rs.	31,676.8

(ii)	The aggregate summarized financial information in respect of the Company’s immaterial joint ventures that are accounted for using the equity method is set forth below.

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Carrying amount of the Company’s interest in immaterial joint ventures	US$	1.3	Rs.	99.1	Rs.	100.4	Rs.	—

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Company’s share of profit/(loss) in immaterial joint ventures*	US$	—	Rs.	—	Rs.	—	Rs.	—
Company’s share of other comprehensive income in immaterial joint ventures		—		(1.3)		1.5		—
Company’s share of total comprehensive income in immaterial joint ventures	US$	—	Rs.	(1.3)	Rs.	1.5	Rs.	—

(c)	Summary of carrying amount of the Company’s interest in equity accounted investees:

	As at March 31,
	2022		2022		2021

	(In millions)
Carrying amount in immaterial associates	US$	153.0	Rs.	11,598.1	Rs.	10,230.7
Carrying amount in material joint venture		419.6		31,796.7		31,676.8
Carrying amount in immaterial joint venture		1.3		99.1		100.4

	US$	573.9	Rs.	43,493.9	Rs.	42,007.9

(d)	Summary of Company’s share of profit/(loss) in equity accounted investees:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Share of profit/(loss) in immaterial associates	US$	17.3	Rs.	1,314.0	Rs.	(164.1)	Rs.	163.2
Share of profit/(loss) in material joint venture		(24.4)		(1,848.0)		(4,110.5)		(10,027.0)
Share of profit/(loss) on other adjustments in material joint venture		(2.7)		(206.6)		485.0		(136.2)

	US$	(9.8)	Rs.	(740.6)	Rs.	(3,789.6)	Rs.	(10,000.0)

(e)	Summary of Company’s share of other comprehensive income in equity accounted investees:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Share of other comprehensive income in immaterial associates	US$	0.6	Rs.	47.7	Rs.	30.2	Rs.	(24.8)
Currency translation - immaterial associates		—		3.7		18.7		(8.9)
Currency translation - material joint venture		28.8		2,176.5		1,479.9		1,035.0
Currency translation - immaterial joint ventures		—		(1.3)		1.5		—

	US$	29.4	Rs.	2,226.6	Rs.	1,530.3	Rs.	1,001.3

*
Company’s share of profit/(loss) of the equity accounted investees has been determined after giving effect for the subsequent amortization/depreciation and other adjustments arising on account of fair value adjustments made to the identifiable net assets of the equity accounted investee as at the date of acquisition and other adjustment arising under the equity method of accounting.